Stock Options - Summary of Information about Options Outstanding and Exercisable (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 01, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Exercise Price	$ 6.37	$ 6.57	$ 6.37	$ 6.00
Total Options Outstanding	53,277	20,001	53,277	56,404	2,950
Weighted Average Remaining Life (Years)	4 years 6 months	5 years	4 years 6 months	4 years 6 months
Weighted Average Exercise Price	$ 5.87	$ 6.25	$ 5.87	$ 5.68	$ 0.34
Total Options Exercisable	53,277	20,001	53,277	56,404